PROPERTY, PLANT AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

8. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consists of the following:

	As of
	December 31, 2024	June 30, 2025
	$US	$US
		(Unaudited)
Machinery and equipment	5,836,107	7,093,105
Buildings (1)	3,211,985	3,594,142
Furniture and fixtures	95,106	161,361
Motor Vehicles	53,593	54,609
Electronic office equipment	107,221	128,059
Gross amount	9,304,012	11,031,276
Less: accumulated depreciation	(2,635,400)	(3,014,142)
Total property and Equipment, net	6,668,612	8,017,134

(1)

In April 2022, Zhongke Components entered into two agreements with a third-party as a lessor to lease fourth floor for one year, and the third and fifth floors for two years in Zhongke Components’s building located in Qingyuan to the lessee. The lease agreement for renting the fourth floor to a third-party by Zhongke Components has been renewed in March 2023 for one year and in February 2024 for six months, respectively.

In August 2024, Zhongke Components entered into an agreement with another third-party as a lessor to lease the fourth floor for two years and a half. The lease agreement will expire in February 2027.

(2)	For the six months ended June 30, 2024 and 2025, nil and RMB2,058,270 (equivalent to US$284,456) of construction in progress was transferred to property, plant and equipment, respectively.

(3)	For the six months ended June 30, 2024 and 2025, the Company recorded no impairment on its property, plant and equipment. And no property, plant and equipment were pledged as of December 31, 2024 and June 30, 2025.

(4)	Depreciation expense was US$274,016 and US$333,037 for the six months ended June 30, 2024 and 2025, respectively.